NATIONWIDE

VLI SEPARATE

ACCOUNT-5

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide VLI Separate Account-5:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-5 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Variable Insurance Portfolios - Asset Strategy (WRASP)
2,702,259 shares (cost $26,069,931)	$35,801,149
Variable Insurance Portfolios - Balanced (WRBP)
922,475 shares (cost $8,080,795)	9,647,336
Variable Insurance Portfolios - Bond (WRBDP)
2,032,154 shares (cost $11,219,523)	11,155,308
Variable Insurance Portfolios - Core Equity (WRCEP)
1,714,825 shares (cost $19,143,786)	25,950,793
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
643,697 shares (cost $4,252,252)	5,821,722
Variable Insurance Portfolios - Energy (WRENG)
279,653 shares (cost $1,490,591)	2,098,461
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
946,716 shares (cost $4,449,220)	5,143,414
Variable Insurance Portfolios - Growth (WRGP)
2,090,815 shares (cost $19,474,186)	27,876,215
Variable Insurance Portfolios - High Income (WRHIP)
3,277,362 shares (cost $10,798,790)	13,096,012
Variable Insurance Portfolios - International Growth (WRIP)
815,068 shares (cost $6,637,936)	7,999,809
Variable Insurance Portfolios - International Core Equity (WRI2P)
285,406 shares (cost $4,360,589)	5,636,886
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
68,038 shares (cost $1,229,036)	2,161,925
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
540,989 shares (cost $3,980,030)	5,801,188
Variable Insurance Portfolios - Money Market (WRMMP)
1,853,606 shares (cost $1,853,606)	1,853,606
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
90,783 shares (cost $443,663)	539,923
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
60,299 shares (cost $311,021)	347,874
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
315,476 shares (cost $1,601,070)	1,935,698
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
408,946 shares (cost $2,200,745)	2,608,092
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
55,038 shares (cost $295,799)	332,153
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
349,187 shares (cost $2,064,032)	2,759,098
Variable Insurance Portfolios - Science and Technology (WRSTP)
954,667 shares (cost $15,743,704)	25,378,782
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
1,076,194 shares (cost $10,196,396)	14,805,095
Variable Insurance Portfolios - Small Cap Value (WRSCV)
170,455 shares (cost $2,316,218)	3,392,172
Variable Insurance Portfolios - Value (WRVP)
1,404,016 shares (cost $8,197,934)	10,973,507

Total Investments	$223,116,218

Accounts Payable	(2,769)

$223,113,449

Contract Owners’ Equity:
Accumulation units	223,113,449

Total Contract Owners’ Equity (note 8)	$223,113,449

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$2,232,424	420,181	124,887	424,769	121,318	82,886	-	-

Net investment income (loss)	2,232,424	420,181	124,887	424,769	121,318	82,886	-	-

Realized gain (loss) on investments	3,254,394	708,337	177,655	131,355	510,954	35,262	17,624	(591,505)
Change in unrealized gain (loss) on investments	37,616,945	6,288,563	807,860	(1,017,907)	4,151,499	1,131,747	421,678	984,353

Net gain (loss) on investments	40,871,339	6,996,900	985,515	(886,552)	4,662,453	1,167,009	439,302	392,848

Reinvested capital gains	6,894,903	-	717,893	200,870	1,786,036	112,633	6,457	-

Net increase (decrease) in contract owners’ equity resulting from operations	$49,998,666	7,417,081	1,828,295	(260,913)	6,569,807	1,362,528	445,759	392,848

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRPAP
Reinvested dividends	$102,347	609,937	65,427	81,023	-	-	411	5,838

Net investment income (loss)	102,347	609,937	65,427	81,023	-	-	411	5,838

Realized gain (loss) on investments	697,108	213,362	135,009	(169,908)	41,858	181,376	-	2,959
Change in unrealized gain (loss) on investments	4,999,314	429,790	968,072	1,211,151	688,906	1,024,147	-	74,992

Net gain (loss) on investments	5,696,422	643,152	1,103,081	1,041,243	730,764	1,205,523	-	77,951

Reinvested capital gains	1,829,568	-	139,994	-	72,482	172,392	-	27,142

Net increase (decrease) in contract owners’ equity resulting from operations	$7,628,337	1,253,089	1,308,502	1,122,266	803,246	1,377,915	411	110,931

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV
Reinvested dividends	$4,485	19,295	27,612	3,399	33,654	-	-	25,765

Net investment income (loss)	4,485	19,295	27,612	3,399	33,654	-	-	25,765

Realized gain (loss) on investments	339	25,586	22,395	7,184	50,884	572,411	305,590	56,507
Change in unrealized gain (loss) on investments	25,604	220,744	328,741	24,814	(58,900)	7,496,796	4,299,030	589,725

Net gain (loss) on investments	25,943	246,330	351,136	31,998	(8,016)	8,069,207	4,604,620	646,232

Reinvested capital gains	13,294	61,470	100,206	10,116	-	1,199,385	-	190,589

Net increase (decrease) in contract owners’ equity resulting from operations	$43,722	327,095	478,954	45,513	25,638	9,268,592	4,604,620	862,586

Investment Activity:	WRVP
Reinvested dividends	$79,190

Net investment income (loss)	79,190

Realized gain (loss) on investments	122,052
Change in unrealized gain (loss) on investments	2,526,226

Net gain (loss) on investments	2,648,278

Reinvested capital gains	254,376

Net increase (decrease) in contract owners’ equity resulting from operations	$2,981,844

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		WRASP		WRBP		WRBDP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,232,424	2,116,617	420,181	338,948	124,887	107,610	424,769	375,681
Realized gain (loss) on investments	3,254,394	1,205,027	708,337	(22,546)	177,655	114,410	131,355	95,552
Change in unrealized gain (loss) on investments	37,616,945	13,440,576	6,288,563	4,730,613	807,860	190,201	(1,017,907)	128,934
Reinvested capital gains	6,894,903	7,466,304	-	-	717,893	389,693	200,870	95,283

Net increase (decrease) in contract owners’ equity resulting from operations	49,998,666	24,228,524	7,417,081	5,047,015	1,828,295	801,914	(260,913)	695,450

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,816,139	16,650,354	2,381,442	3,595,366	560,281	600,483	774,959	909,189
Transfers between funds	-	-	(774,155)	(1,525,343)	646,674	218,033	(356,669)	945,617
Surrenders (note 6)	(10,628,591)	(11,009,756)	(1,713,953)	(1,896,531)	(528,141)	(317,477)	(867,258)	(993,650)
Death Benefits (note 4)	(957,467)	(729,018)	(151,353)	(145,188)	(63,061)	(37,185)	(66,178)	(32,283)
Net policy repayments (loans) (note 5)	(1,985,925)	(450,491)	(296,564)	(70,762)	(3,523)	(8,956)	(309,081)	23,297
Deductions for surrender charges (note 2d)	(300,100)	(550,952)	(74,866)	(115,575)	(8,383)	(9,509)	(11,520)	(30,038)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,095,221)	(8,635,375)	(1,353,144)	(1,492,085)	(368,130)	(387,224)	(527,131)	(614,751)
Asset charges (note 3)	(879,694)	(797,781)	(142,170)	(131,860)	(38,552)	(34,554)	(48,322)	(50,532)
Adjustments to maintain reserves	(599)	(321)	(69)	(49)	13	(9)	(5)	(2)

Net equity transactions	(9,031,458)	(5,523,340)	(2,124,832)	(1,782,027)	197,178	23,602	(1,411,205)	156,847

Net change in contract owners’ equity	40,967,208	18,705,184	5,292,249	3,264,988	2,025,473	825,516	(1,672,118)	852,297
Contract owners’ equity beginning of period	182,146,241	163,441,057	30,508,483	27,243,495	7,621,868	6,796,352	12,827,427	11,975,130

Contract owners’ equity end of period	$223,113,449	182,146,241	35,800,732	30,508,483	9,647,341	7,621,868	11,155,309	12,827,427

CHANGES IN UNITS:
Beginning units	10,221,675	10,512,044	1,041,873	1,108,778	414,540	413,056	682,645	674,123
Units purchased	953,580	1,196,322	81,283	104,983	61,279	47,589	46,938	104,109
Units redeemed	(1,386,809)	(1,486,691)	(146,098)	(171,888)	(51,637)	(46,105)	(123,251)	(95,587)

Ending units	9,788,446	10,221,675	977,058	1,041,873	424,182	414,540	606,332	682,645

        (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRCEP		WRDIV		WRENG		WRGNR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$121,318	110,546	82,886	49,765	-	-	-	-
Realized gain (loss) on investments	510,954	431,308	35,262	(3,879)	17,624	(52,210)	(591,505)	(468,198)
Change in unrealized gain (loss) on investments	4,151,499	787,728	1,131,747	523,632	421,678	75,969	984,353	265,370
Reinvested capital gains	1,786,036	1,851,067	112,633	-	6,457	-	-	310,622

Net increase (decrease) in contract owners’ equity resulting from operations	6,569,807	3,180,649	1,362,528	569,518	445,759	23,759	392,848	107,794

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,275,213	1,409,335	492,251	571,076	199,870	206,960	620,553	729,428
Transfers between funds	221,162	(35,262)	(139,917)	(190,992)	42,794	16,302	(648,581)	(135,559)
Surrenders (note 6)	(930,858)	(884,257)	(190,630)	(188,294)	(55,763)	(38,988)	(267,847)	(228,031)
Death Benefits (note 4)	(119,444)	(78,712)	(9,528)	(8,549)	(7,060)	(3,644)	(8,016)	(33,188)
Net policy repayments (loans) (note 5)	(78,854)	(42,429)	(139,612)	(64,523)	(18,162)	(33,603)	(21,456)	(22,748)
Deductions for surrender charges (note 2d)	(17,282)	(31,766)	(12,933)	(24,491)	(3,971)	(10,257)	(19,629)	(32,010)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(839,499)	(866,552)	(233,750)	(252,508)	(100,660)	(103,412)	(257,867)	(304,324)
Asset charges (note 3)	(96,693)	(84,812)	(23,107)	(21,240)	(8,568)	(7,484)	(23,590)	(24,304)
Adjustments to maintain reserves	(127)	(74)	(7)	12	1	(5)	25	2

Net equity transactions	(586,382)	(614,529)	(257,233)	(179,509)	48,481	25,869	(626,408)	(50,734)

Net change in contract owners’ equity	5,983,425	2,566,120	1,105,295	390,009	494,240	49,628	(233,560)	57,060
Contract owners’ equity beginning of period	19,966,869	17,400,749	4,716,423	4,326,414	1,604,214	1,554,586	5,376,977	5,319,917

Contract owners’ equity end of period	$25,950,294	19,966,869	5,821,718	4,716,423	2,098,454	1,604,214	5,143,417	5,376,977

CHANGES IN UNITS:
Beginning units	1,328,636	1,373,269	295,766	307,059	133,793	131,438	385,418	388,516
Units purchased	91,553	112,891	29,931	37,929	18,124	20,950	46,488	55,026
Units redeemed	(126,808)	(157,524)	(44,028)	(49,222)	(14,928)	(18,595)	(89,912)	(58,124)

Ending units	1,293,381	1,328,636	281,669	295,766	136,989	133,793	341,994	385,418

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRGP		WRHIP		WRIP		WRI2P
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$102,347	12,890	609,937	724,075	65,427	125,994	81,023	99,882
Realized gain (loss) on investments	697,108	509,955	213,362	85,242	135,009	160,514	(169,908)	(298,953)
Change in unrealized gain (loss) on investments	4,999,314	464,160	429,790	1,138,420	968,072	388,165	1,211,151	713,436
Reinvested capital gains	1,829,568	1,526,853	-	-	139,994	411,524	-	36,230

Net increase (decrease) in contract owners’ equity resulting from operations	7,628,337	2,513,858	1,253,089	1,947,737	1,308,502	1,086,197	1,122,266	550,595

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,493,069	1,731,593	746,327	1,010,048	604,500	668,671	406,261	496,086
Transfers between funds	(515,956)	107,771	519,434	536,262	(12,893)	(62,330)	113,356	(213,859)
Surrenders (note 6)	(1,181,247)	(1,286,106)	(710,899)	(1,157,526)	(325,314)	(503,473)	(268,654)	(229,481)
Death Benefits (note 4)	(92,581)	(95,336)	(212,401)	(28,666)	(21,901)	(408)	(12,329)	(13,514)
Net policy repayments (loans) (note 5)	(61,877)	(45,118)	(159,817)	(96,646)	(135,947)	19,137	(4,927)	(33,333)
Deductions for surrender charges (note 2d)	(14,951)	(32,448)	(17,352)	(46,600)	(13,531)	(29,632)	(12,258)	(18,098)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(929,380)	(989,786)	(459,392)	(502,363)	(295,361)	(320,733)	(195,661)	(209,354)
Asset charges (note 3)	(110,036)	(100,323)	(52,024)	(49,103)	(32,181)	(29,750)	(20,709)	(18,975)
Adjustments to maintain reserves	(2)	(26)	(29)	(57)	(35)	(27)	(30)	(3)

Net equity transactions	(1,412,961)	(709,779)	(346,153)	(334,651)	(232,663)	(258,545)	5,049	(240,531)

Net change in contract owners’ equity	6,215,376	1,804,079	906,936	1,613,086	1,075,839	827,652	1,127,315	310,064
Contract owners’ equity beginning of period	21,660,828	19,856,749	12,188,773	10,575,687	6,923,729	6,096,077	4,509,565	4,199,501

Contract owners’ equity end of period	$27,876,204	21,660,828	13,095,709	12,188,773	7,999,568	6,923,729	5,636,880	4,509,565

CHANGES IN UNITS:
Beginning units	1,616,802	1,671,029	445,482	458,577	477,316	496,123	243,610	257,094
Units purchased	116,387	162,766	37,953	63,183	46,462	57,472	27,933	29,955
Units redeemed	(208,379)	(216,993)	(50,282)	(76,278)	(61,223)	(76,279)	(27,764)	(43,439)

Ending units	1,524,810	1,616,802	433,153	445,482	462,555	477,316	243,779	243,610

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRMIC		WRMCG		WRMMP		WRPAP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	-	-	411	450	5,838	3,545
Realized gain (loss) on investments	41,858	16,099	181,376	74,711	-	-	2,959	3,616
Change in unrealized gain (loss) on investments	688,906	29,169	1,024,147	59,399	-	-	74,992	17,562
Reinvested capital gains	72,482	112,176	172,392	436,162	-	-	27,142	17,542

Net increase (decrease) in contract owners’ equity resulting from operations	803,246	157,444	1,377,915	570,272	411	450	110,931	42,265

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	131,844	140,295	365,598	422,047	172,742	198,111	58,407	63,269
Transfers between funds	17,616	(60,445)	(212,075)	40,686	500,198	379,390	23,003	(54,058)
Surrenders (note 6)	(93,519)	(52,508)	(244,131)	(124,687)	(685,215)	(800,353)	(8,858)	(1,125)
Death Benefits (note 4)	(8,086)	-	(17,268)	-	(54,691)	-	-	-
Net policy repayments (loans) (note 5)	(8,728)	(10,138)	(45,361)	(31,873)	17,205	112,633	3,500	(7,488)
Deductions for surrender charges (note 2d)	(3,769)	(6,491)	(11,561)	(20,131)	(5,673)	(19,241)	(3,005)	(5,232)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(75,834)	(75,381)	(183,568)	(190,853)	(133,441)	(156,392)	(30,985)	(32,246)
Asset charges (note 3)	(8,133)	(6,829)	(22,200)	(19,487)	(11,605)	(11,922)	(2,335)	(1,961)
Adjustments to maintain reserves	(8)	(12)	12	(11)	-	5	8	-

Net equity transactions	(48,617)	(71,509)	(370,554)	75,691	(200,480)	(297,769)	39,735	(38,841)

Net change in contract owners’ equity	754,629	85,935	1,007,361	645,963	(200,069)	(297,319)	150,666	3,424
Contract owners’ equity beginning of period	1,407,286	1,321,351	4,793,833	4,147,870	2,053,280	2,350,599	389,262	385,838

Contract owners’ equity end of period	$2,161,915	1,407,286	5,801,194	4,793,833	1,853,211	2,053,280	539,928	389,262

CHANGES IN UNITS:
Beginning units	77,205	81,075	247,036	242,733	166,684	190,859	34,614	38,490
Units purchased	7,345	8,158	18,134	27,414	55,216	52,630	6,554	5,892
Units redeemed	(9,141)	(12,028)	(35,099)	(23,111)	(71,488)	(76,805)	(3,402)	(9,768)

Ending units	75,409	77,205	230,071	247,036	150,412	166,684	37,766	34,614

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRPCP		WRPMP		WRPMAP		WRPMCP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$4,485	2,650	19,295	13,524	27,612	11,577	3,399	1,208
Realized gain (loss) on investments	339	874	25,586	13,865	22,395	6,828	7,184	4,369
Change in unrealized gain (loss) on investments	25,604	7,403	220,744	53,728	328,741	98,254	24,814	3,501
Reinvested capital gains	13,294	8,343	61,470	38,845	100,206	38,017	10,116	3,717

Net increase (decrease) in contract owners’ equity resulting from operations	43,722	19,270	327,095	119,962	478,954	154,676	45,513	12,795

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,048	1,489	128,886	134,133	185,916	196,648	30,489	18,386
Transfers between funds	20,610	4,797	129,148	189,191	406,523	186,555	46,503	112,071
Surrenders (note 6)	-	-	(50,365)	(16,246)	(28,735)	(1,753)	(20,048)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	140	826	(5,516)	(2,369)	(25)	(28)
Deductions for surrender charges (note 2d)	-	-	(846)	(4,288)	(3,882)	(2,792)	(4,513)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,246)	(8,071)	(98,247)	(91,849)	(102,900)	(86,143)	(18,333)	(17,413)
Asset charges (note 3)	(1,103)	(1,037)	(7,349)	(6,149)	(9,893)	(7,673)	(1,315)	(843)
Adjustments to maintain reserves	2	2	(10)	2	5	5	1	(10)

Net equity transactions	12,311	(2,820)	101,357	205,620	441,518	282,478	32,759	112,163

Net change in contract owners’ equity	56,033	16,450	428,452	325,582	920,472	437,154	78,272	124,958
Contract owners’ equity beginning of period	291,848	275,398	1,507,240	1,181,658	1,687,624	1,250,470	253,876	128,918

Contract owners’ equity end of period	$347,881	291,848	1,935,692	1,507,240	2,608,096	1,687,624	332,148	253,876

CHANGES IN UNITS:
Beginning units	25,272	25,505	131,347	112,789	148,218	121,702	21,947	12,082
Units purchased	1,895	572	20,815	30,116	48,664	35,834	6,069	11,628
Units redeemed	(914)	(805)	(12,561)	(11,558)	(11,879)	(9,318)	(3,622)	(1,763)

Ending units	26,253	25,272	139,601	131,347	185,003	148,218	24,394	21,947

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRRESP		WRSTP		WRSCP		WRSCV
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$33,654	18,690	-	-	-	-	25,765	11,378
Realized gain (loss) on investments	50,884	(18,204)	572,411	359,978	305,590	183,965	56,507	(20,838)
Change in unrealized gain (loss) on investments	(58,900)	417,476	7,496,796	2,304,753	4,299,030	141,124	589,725	269,202
Reinvested capital gains	-	-	1,199,385	1,101,912	-	257,522	190,589	166,442

Net increase (decrease) in contract owners’ equity resulting from operations	25,638	417,962	9,268,592	3,766,643	4,604,620	582,611	862,586	426,184

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	276,256	276,373	1,231,615	1,338,110	858,531	973,246	201,305	231,962
Transfers between funds	57,772	14,068	489,197	(228,343)	(347,485)	(65,781)	(12,084)	(49,595)
Surrenders (note 6)	(181,362)	(79,160)	(1,004,998)	(888,700)	(608,586)	(560,572)	(135,673)	(156,887)
Death Benefits (note 4)	-	(30,665)	(22,857)	(100,241)	(8,051)	(77,775)	(25,445)	(4,532)
Net policy repayments (loans) (note 5)	(1,306)	(404)	(380,594)	(87,615)	(144,811)	(57,330)	(13,838)	(1,131)
Deductions for surrender charges (note 2d)	(10,593)	(14,008)	(23,648)	(43,888)	(7,406)	(21,983)	(5,388)	(13,855)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(141,949)	(157,241)	(788,656)	(761,467)	(491,032)	(526,997)	(113,968)	(121,914)
Asset charges (note 3)	(12,920)	(12,280)	(93,429)	(75,669)	(58,061)	(52,802)	(12,617)	(11,170)
Adjustments to maintain reserves	(12)	6	(131)	(67)	(152)	(12)	(45)	3

Net equity transactions	(14,114)	(3,311)	(593,501)	(847,880)	(807,053)	(390,006)	(117,753)	(127,119)

Net change in contract owners’ equity	11,524	414,651	8,675,091	2,918,763	3,797,567	192,605	744,833	299,065
Contract owners’ equity beginning of period	2,747,564	2,332,913	16,703,304	13,784,541	11,007,033	10,814,428	2,647,328	2,348,263

Contract owners’ equity end of period	$2,759,088	2,747,564	25,378,395	16,703,304	14,804,600	11,007,033	3,392,161	2,647,328

CHANGES IN UNITS:
Beginning units	136,254	136,188	833,839	879,640	685,949	708,755	145,267	152,866
Units purchased	14,732	18,040	72,632	77,967	53,683	65,197	10,658	15,952
Units redeemed	(15,690)	(17,974)	(96,351)	(123,768)	(96,067)	(88,003)	(16,525)	(23,551)

Ending units	135,296	136,254	810,120	833,839	643,565	685,949	139,400	145,267

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRVP
	2013	2012
Investment activity:
Net investment income (loss)	$79,190	108,204
Realized gain (loss) on investments	122,052	28,569
Change in unrealized gain (loss) on investments	2,526,226	632,377
Reinvested capital gains	254,376	664,354

Net increase (decrease) in contract owners’ equity resulting from operations	2,981,844	1,433,504

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	616,776	728,050
Transfers between funds	(214,175)	(129,176)
Surrenders (note 6)	(526,537)	(603,951)
Death Benefits (note 4)	(57,217)	(39,132)
Net policy repayments (loans) (note 5)	(176,771)	10,110
Deductions for surrender charges (note 2d)	(13,140)	(18,619)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(346,087)	(366,316)
Asset charges (note 3)	(42,782)	(37,022)
Adjustments to maintain reserves	(4)	6

Net equity transactions	(759,937)	(456,050)

Net change in contract owners’ equity	2,221,907	977,454
Contract owners’ equity beginning of period	8,751,607	7,774,153

Contract owners’ equity end of period	$10,973,514	8,751,607

CHANGES IN UNITS:
Beginning units	502,162	530,298
Units purchased	32,852	50,069
Units redeemed	(69,760)	(78,205)

Ending units	465,254	502,162

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(2) Policy Charges

(a) Deductions from Premium

On Select Life, Select Life II and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 0.5% from each premium payment received for Select Life and Select Life II contracts. For Survivorship Life contracts, the sales load is 1.5% of each premium payment received in policy years one through ten and 0.5% thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2013 and 2012, total front-end sales charge deductions were $583,657 and $659,838, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For Select Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses, not to exceed $10 per month. For all subsequent years, a monthly administrative charge of $5 is currently deducted, not to exceed $7.50 per month. The charges are assessed against each contract by liquidating units.

For Select Life II contracts, the Company currently deducts a monthly administrative charge of $10 to recover policy maintenance, accounting, record keeping and other administrative expenses, not to exceed $20 per month. The Company assesses a monthly per $1,000 of Specified Amount charge on the first $250,000 of basic coverage for the first ten policy years. The current charge is $0.10 per $1,000, but not more than $25, and the maximum charge is $0.20 per $1,000, not to exceed $50. If there is an increase in the Specified Amount, the per $1,000 charge will be assessed for the increase. The per $1,000 charge assessed as a result of the Specified Amount increase will be assessed for ten policy years from the effective date of the increase. The charges are assessed against each contract by liquidating units.

For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10, not to exceed $10, during the first policy year; $5, not to exceed $5, during policy years 2 through 20 if the Specified Amount is equal to or greater than $150,000; $3, not to exceed $3, during policy years 2 through 20 if the Specified Amount is less than $150,000; $0 during policy years 21 and on. The Company assesses a monthly per $1,000 of Specified Amount charge on basic coverage for the first three policy years. The charge varies, but will not exceed $750 per month. If there is an increase in the Specified Amount, the per $1,000 charge will be assessed to the increase based on the age of the younger insured at the time of the increase. The per $1,000 charge assessed as a result of the Specified Amount increase will be assessed for three policy years from the effective date of the increase. The charges are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining a specified amount each year of the initial surrender charge. After the purchase payment has been held in the contract for nine years, the charge is 0%. For Select Life II, the charge is 100% of the initial surrender charge in the first year, declining a specified amount each year of the initial surrender charge. For policies purchased where the insured is age 49 or younger, after the purchase payment has been held in the contract for thirteen years, the charge is 0%. For policies purchased where the insured is age 50 or older, after the purchase payment has been held in the contract for ten years, the charge is 0%. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Select Life contracts, the Company deducts a monthly charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 of $25,001 up to $250,000 of cash value attributable to the variable account, and $0.08 per $1,000 of cash value attributable to the variable account in excess of $250,000. For Select Life II contracts, the Company deducts a monthly charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.30% per $1,000 of $25,001 up to $250,000 of cash value attributable to the variable account, and $0.10% per $1,000 of cash value attributable to the variable account in excess of $250,000.

For Survivorship Life contracts, during the first through fifteenth policy year, the Company deducts a monthly charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.30 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account, and $0.10 per $1,000 of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is $0.60 per $1,000 of the first $25,000 of cash value attributable to the variable account and $0.10 per $1,000 of cash value attributable to the variable account in excess of $25,000.

The above charges are assessed against each contract by liquidating units.

(4) Death Benefits

For Select Life and Select Life II contracts, death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For Survivorship Life contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90.0% of a policy’s cash surrender value (90.0% of the variable account value less the applicable deferred sales charge value). Select Life, Select Life II and Survivorship Life contracts are charged interest equal to 3.9% of the outstanding loan balance which is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2013 and 2012, total transfers into the Account from the fixed account were $2,705,021 and $3,814,113, respectively, and total transfers from the Account to the fixed account were $5,747,019 and $3,219,219, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(7) Fair Value Measurements

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$223,116,218	$0	$0	$223,116,218

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2013 are as follows:

		Purchases of Investments	Sales of Investments
Variable Insurance Portfolios - Asset Strategy (WRASP)		$ 1,266,280	$ 2,970,843
Variable Insurance Portfolios - Balanced (WRBP)		1,706,307	666,363
Variable Insurance Portfolios - Bond (WRBDP)		1,367,686	2,153,245
Variable Insurance Portfolios - Core Equity (WRCEP)		2,730,000	1,408,907
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)		524,021	585,724
Variable Insurance Portfolios - Energy (WRENG)		177,870	122,927
Variable Insurance Portfolios - Global Natural Resources (WRGNR)		343,268	969,684
Variable Insurance Portfolios - Growth (WRGP)		2,473,525	1,954,568
Variable Insurance Portfolios - High Income (WRHIP)		1,601,476	1,337,668
Variable Insurance Portfolios - International Growth (WRIP)		589,502	616,703
Variable Insurance Portfolios - International Core Equity (WRI2P)		578,046	491,962
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)		210,721	186,851
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)		533,980	732,152
Variable Insurance Portfolios - Money Market (WRMMP)		829,978	1,030,041
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)		93,973	21,266
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)		41,317	11,229
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)		310,481	128,349
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)		703,145	133,812
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)		87,683	41,410
Variable Insurance Portfolios - Real Estate Securities (WRRESP)		387,478	367,926
Variable Insurance Portfolios - Science and Technology (WRSTP)		2,180,657	1,574,643
Variable Insurance Portfolios - Small Cap Growth (WRSCP)		423,153	1,230,054
Variable Insurance Portfolios - Small Cap Value (WRSCV)		431,784	333,166
Variable Insurance Portfolios - Value (WRVP)		684,026	1,110,398

	Total	$ 20,276,357	$ 20,179,892

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI Separate Account-5 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	0.00%	977,058	$36.641358	$35,800,732	1.29%	25.13%
2012	0.00%	1,041,873	29.282343	30,508,483	1.15%	19.18%
2011	0.00%	1,108,778	24.570739	27,243,495	1.04%	-7.21%
2010	0.00%	1,204,283	26.478642	31,887,778	1.09%	8.67%
2009	0.00%	1,273,678	24.365072	31,033,256	0.37%	25.05%
Variable Insurance Portfolios - Balanced (WRBP)
2013	0.00%	424,182	22.743400	9,647,341	1.45%	23.70%
2012	0.00%	414,540	18.386328	7,621,868	1.46%	11.74%
2011	0.00%	413,056	16.453828	6,796,352	1.47%	3.31%
2010	0.00%	426,239	15.926209	6,788,371	1.97%	17.11%
2009	0.00%	450,307	13.599646	6,124,016	2.00%	13.23%
Variable Insurance Portfolios - Bond (WRBDP)
2013	0.00%	606,332	18.398021	11,155,309	3.51%	-2.09%
2012	0.00%	682,645	18.790773	12,827,427	3.02%	5.78%
2011	0.00%	674,123	17.764013	11,975,130	2.58%	7.31%
2010	0.00%	653,104	16.554386	10,811,736	3.58%	6.04%
2009	0.00%	560,116	15.611508	8,744,255	3.85%	7.16%
Variable Insurance Portfolios - Core Equity (WRCEP)
2013	0.00%	1,293,381	20.063921	25,950,294	0.54%	33.51%
2012	0.00%	1,328,636	15.028096	19,966,869	0.58%	18.60%
2011	0.00%	1,373,269	12.671042	17,400,749	0.36%	1.66%
2010	0.00%	1,408,532	12.463828	17,555,701	0.99%	20.89%
2009	0.00%	1,448,890	10.309713	14,937,640	1.00%	24.02%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2013	0.00%	281,669	20.668649	5,821,718	1.58%	29.61%
2012	0.00%	295,766	15.946468	4,716,423	1.07%	13.18%
2011	0.00%	307,059	14.089846	4,326,414	1.02%	-4.69%
2010	0.00%	315,928	14.783101	4,670,396	1.11%	16.37%
2009	0.00%	300,580	12.703422	3,818,395	0.97%	17.88%
Variable Insurance Portfolios - Energy (WRENG)
2013	0.00%	136,989	15.318415	2,098,454	0.00%	27.76%
2012	0.00%	133,793	11.990271	1,604,214	0.00%	1.38%
2011	0.00%	131,438	11.827520	1,554,586	0.00%	-9.08%
2010	0.00%	134,269	13.008624	1,746,655	0.27%	21.96%
2009	0.00%	127,417	10.666656	1,359,113	0.00%	40.48%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2013	0.00%	341,994	15.039494	5,143,417	0.00%	7.80%
2012	0.00%	385,418	13.951026	5,376,977	0.00%	1.88%
2011	0.00%	388,516	13.692916	5,319,917	0.00%	-21.45%
2010	0.00%	389,120	17.431089	6,782,785	0.00%	17.06%
2009	0.00%	406,222	14.890278	6,048,759	0.00%	73.64%
Variable Insurance Portfolios - Growth (WRGP)
2013	0.00%	1,524,810	18.281756	27,876,204	0.42%	36.46%
2012	0.00%	1,616,802	13.397329	21,660,828	0.06%	12.74%
2011	0.00%	1,671,029	11.882947	19,856,749	0.39%	2.12%
2010	0.00%	1,722,180	11.635890	20,039,097	0.64%	12.58%
2009	0.00%	1,816,155	10.335681	18,771,199	0.37%	27.07%
Variable Insurance Portfolios - High Income (WRHIP)
2013	0.00%	433,153	30.233448	13,095,709	4.84%	10.50%
2012	0.00%	445,482	27.360866	12,188,773	6.31%	18.64%
2011	0.00%	458,577	23.061965	10,575,687	7.12%	5.26%
2010	0.00%	483,870	21.909693	10,601,443	7.25%	14.86%
2009	0.00%	450,821	19.075390	8,599,586	8.91%	46.42%
Variable Insurance Portfolios - International Growth (WRIP)
2013	0.00%	462,555	17.294306	7,999,568	0.90%	19.23%
2012	0.00%	477,316	14.505545	6,923,729	1.93%	18.05%
2011	0.00%	496,123	12.287431	6,096,077	0.41%	-7.32%
2010	0.00%	505,631	13.258058	6,703,685	0.97%	14.79%
2009	0.00%	510,503	11.550265	5,896,445	1.51%	26.89%

(Continued)

NATIONWIDE VLI Separate Account-5 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - International Core Equity (WRI2P)
2013	0.00%	243,779	$23.122909	$5,636,880	1.63%	24.91%
2012	0.00%	243,610	18.511410	4,509,565	2.30%	13.33%
2011	0.00%	257,094	16.334495	4,199,501	1.52%	-13.88%
2010	0.00%	253,246	18.968050	4,803,583	1.37%	14.09%
2009	0.00%	255,671	16.625196	4,250,580	3.38%	36.97%
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2013	0.00%	75,409	28.669192	2,161,915	0.00%	57.28%
2012	0.00%	77,205	18.227918	1,407,286	0.00%	11.84%
2011	0.00%	81,075	16.297887	1,321,351	0.00%	-7.01%
2010	0.00%	85,651	17.526815	1,501,189	0.00%	40.85%
2009	0.00%	84,255	12.443171	1,048,399	0.00%	41.29%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2013	0.00%	230,071	25.214800	5,801,194	0.00%	29.94%
2012	0.00%	247,036	19.405403	4,793,833	0.00%	13.56%
2011	0.00%	242,733	17.088200	4,147,870	0.01%	-0.56%
2010	0.00%	237,764	17.184395	4,085,830	0.03%	31.56%
2009	0.00%	208,820	13.062384	2,727,687	0.00%	46.66%
Variable Insurance Portfolios - Money Market (WRMMP)
2013	0.00%	150,412	12.320898	1,853,211	0.02%	0.02%
2012	0.00%	166,684	12.318397	2,053,280	0.02%	0.02%
2011	0.00%	190,859	12.315892	2,350,599	0.02%	0.02%
2010	0.00%	201,303	12.313388	2,478,722	0.07%	0.08%
2009	0.00%	172,365	12.304120	2,120,800	1.08%	1.02%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2013	0.00%	37,766	14.296660	539,928	1.27%	27.13%
2012	0.00%	34,614	11.245800	389,262	0.95%	12.18%
2011	0.00%	38,490	10.024382	385,838	1.39%	-4.15%
2010	0.00%	56,754	10.458627	593,569	1.06%	15.53%
2009	0.00%	40,776	9.052939	369,143	0.31%	23.32%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2013	0.00%	26,253	13.251090	347,881	1.42%	14.75%
2012	0.00%	25,272	11.548256	291,848	0.92%	6.95%
2011	0.00%	25,505	10.797811	275,398	0.39%	0.75%
2010	0.00%	2,870	10.717396	30,759	1.01%	9.38%
2009	0.00%	4,209	9.798581	41,242	0.09%	12.95%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2013	0.00%	139,601	13.865887	1,935,692	1.12%	20.83%
2012	0.00%	131,347	11.475254	1,507,240	0.96%	9.53%
2011	0.00%	112,789	10.476716	1,181,658	1.07%	-1.46%
2010	0.00%	104,409	10.631889	1,110,065	0.62%	12.63%
2009	0.00%	72,678	9.439750	686,062	0.12%	17.95%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2013	0.00%	185,003	14.097585	2,608,096	1.25%	23.81%
2012	0.00%	148,218	11.386092	1,687,624	0.75%	10.82%
2011	0.00%	121,702	10.274852	1,250,470	0.91%	-3.02%
2010	0.00%	119,284	10.594475	1,263,751	0.75%	14.46%
2009	0.00%	65,322	9.255891	604,613	0.25%	20.70%

(Continued)

NATIONWIDE VLI Separate Account-5 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2013	0.00%	24,394	$13.615989	$332,148	1.24%	17.71%
2012	0.00%	21,947	11.567708	253,876	0.74%	8.41%
2011	0.00%	12,082	10.670240	128,918	1.17%	0.00%
2010	0.00%	9,942	10.670425	106,085	0.93%	10.97%
2009	0.00%	10,445	9.615664	100,436	0.14%	15.12%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2013	0.00%	135,296	20.392978	2,759,088	1.17%	1.13%
2012	0.00%	136,254	20.165019	2,747,564	0.71%	17.72%
2011	0.00%	136,188	17.130093	2,332,913	0.74%	5.01%
2010	0.00%	135,609	16.313102	2,212,203	1.85%	28.51%
2009	0.00%	139,765	12.694296	1,774,218	2.76%	23.62%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2013	0.00%	810,120	31.326711	25,378,395	0.00%	56.38%
2012	0.00%	833,839	20.031810	16,703,304	0.00%	27.83%
2011	0.00%	879,640	15.670662	13,784,541	0.00%	-5.77%
2010	0.00%	949,228	16.629737	15,785,412	0.00%	12.75%
2009	0.00%	997,593	14.748821	14,713,321	0.00%	43.84%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2013	0.00%	643,565	23.004047	14,804,600	0.00%	43.36%
2012	0.00%	685,949	16.046430	11,007,033	0.00%	5.16%
2011	0.00%	708,755	15.258345	10,814,428	0.00%	-10.60%
2010	0.00%	746,183	17.067964	12,735,825	0.00%	28.85%
2009	0.00%	768,404	13.246632	10,178,765	0.42%	34.72%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2013	0.00%	139,400	24.334010	3,392,161	0.85%	33.53%
2012	0.00%	145,267	18.223880	2,647,328	0.45%	18.63%
2011	0.00%	152,866	15.361578	2,348,263	0.48%	-12.79%
2010	0.00%	160,257	17.614068	2,822,778	0.08%	26.41%
2009	0.00%	170,711	13.933760	2,378,646	0.00%	29.15%
Variable Insurance Portfolios - Value (WRVP)
2013	0.00%	465,254	23.586072	10,973,514	0.80%	35.34%
2012	0.00%	502,162	17.427856	8,751,607	1.30%	18.88%
2011	0.00%	530,298	14.659970	7,774,153	0.74%	-7.32%
2010	0.00%	542,579	15.817295	8,582,132	0.90%	18.71%
2009	0.00%	553,829	13.324698	7,379,604	2.05%	26.64%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (obsolete) (WRMSP)
2009	0.00%	65,711	11.194246	735,585	5.33%	8.37%

2013	Contract owners equity:				$223,113,449
2012	Contract owners equity:				$182,146,241
2011	Contract owners equity:				$163,441,057
2010	Contract owners equity:				$175,699,550
2009	Contract owners equity:				$154,441,765

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.